Payroll, Social Charges and Accruals	12 Months Ended
Dec. 31, 2022
Payroll Social Charges And Accruals
Payroll, Social Charges and Accruals

18.	Payroll, Social Charges and Accruals

	12.31.2022	12.31.2021
Social security liabilities
Taxes and social contribution	42,829	46,245
Social security charges on paid vacation and 13th salary	15,547	17,792
	58,376	64,037
Labor liabilities
Payroll, net (a)	47,462	-
Vacation	95,930	107,471
Provisions for performance andprofit sharing	47,726	364,701
Voluntary dismissal program	2,895	68,601
Other liabilities	400	-
	194,413	540,773
	252,789	604,810
(a)	Refers to the provision for the salary adjustment referring to the Collective Labour Agreement approved in January 2023, with retroactive effects to October 2022 (base date of the agreement).